Expense Example, No Redemption - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Expense Example, No Redemption:
1 Year	$ 144
3 Years	446
5 Years	771
10 Years	1,492
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Expense Example, No Redemption:
1 Year	467
3 Years	609
5 Years	764
10 Years	1,213
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	500
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	530
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Expense Example, No Redemption:
1 Year	467
3 Years	609
5 Years	764
10 Years	$ 1,213